Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000216485 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund
Class Name	Investor Class
Trading Symbol	VCRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	13.66%	6.17%	5.54%
Investor Class Shares - Excluding sales charges		19.64%	7.27%	6.51%
MSCI World Index (Net)[1]		29.16%	11.29%	12.98%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	6.12%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	7.40%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,712,810,084
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 10,488,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments

C000216484 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	VCRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/24/2020	20.10%	7.71%	6.96%
MSCI World Index (Net)[1]		29.16%	11.29%	12.98%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	6.12%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	7.40%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,712,810,084
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 10,488,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments

C000216483 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund
Class Name	Class I
Trading Symbol	VCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$107	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	20.01%	7.64%	8.57%
MSCI World Index (Net)[1]		29.16%	11.29%	12.65%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	7.98%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	8.96%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,712,810,084
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 10,488,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments

C000216482 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund
Class Name	Class C
Trading Symbol	VCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.05%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	17.69%	6.47%	7.58%
Class C Shares - Excluding sales charges		18.69%	6.47%	7.58%
MSCI World Index (Net)[1]		29.16%	11.29%	13.63%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	7.73%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	9.10%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,712,810,084
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 10,488,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments

C000216486 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund
Class Name	Class A
Trading Symbol	VCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.29%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	13.02%	6.11%	7.61%
Class A Shares - Excluding sales charges		19.59%	7.32%	8.25%
MSCI World Index (Net)[1]		29.16%	11.29%	12.65%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	7.98%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	8.96%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,712,810,084
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 10,488,990
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments

C000216492 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund
Class Name	Class A
Trading Symbol	CLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$126	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	7.83%	2.17%	4.56%
Class A Shares - Excluding sales charges		14.10%	3.33%	5.18%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 20, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 224,576,923
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,772
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments

C000216487 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund
Class Name	Class C
Trading Symbol	CRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$206	1.93%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.93%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	12.38%	2.58%	4.40%
Class C Shares - Excluding sales charges		13.38%	2.58%	4.40%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 17, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 224,576,923
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,772
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments

C000216489 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund
Class Name	Class I
Trading Symbol	CRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$89	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	14.53%	3.71%	5.56%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 224,576,923
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,772
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments

C000216491 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund
Class Name	Class R6
Trading Symbol	VREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$80	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	14.63%	3.80%	5.64%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 224,576,923
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,772
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments

C000216488 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund
Class Name	Investor Class
Trading Symbol	CRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$126	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%	[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	8.54%	2.28%	2.68%
Investor Class Shares - Excluding sales charges		14.25%	3.33%	3.62%
Russell 3000®Index[1]		31.01%	11.91%	14.31%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	3.88%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	3.58%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	5.13%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	3.42%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 224,576,923
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,008,772
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments

C000221684 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MNEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$113	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%	[7],[8]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	14.72%	4.04%	4.83%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.20)%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Conservative Allocation Composite Index[4]		13.83%	4.99%	5.60%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	5.67%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 61,635,173
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 96,173
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%

C000219985 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund
Class Name	Class R3
Trading Symbol	MNERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$124	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%	[9],[10]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	14.61%	3.93%	5.38%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 61,635,173
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 96,173
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%

C000219987 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund
Class Name	Class I
Trading Symbol	MNELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$59	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%	[11],[12]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	15.37%	4.58%	6.03%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 61,635,173
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 96,173
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%

C000219986 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund
Class Name	Class C
Trading Symbol	MNEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$166	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.55%	[13],[14]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	13.13%	3.52%	4.95%
Class C Shares - Excluding sales charges		14.13%	3.52%	4.95%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 61,635,173
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 96,173
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%

C000219988 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund
Class Name	Class A
Trading Symbol	MNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$86	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%	[15],[16]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	11.61%	3.68%	5.22%
Class A Shares - Excluding sales charges		15.06%	4.31%	5.77%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 61,635,173
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 96,173
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%

C000219998 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund
Class Name	Class A
Trading Symbol	MWFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$77	0.67%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%	[17]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	27.36%	8.04%	12.79%
Class A Shares - Excluding sales charges		31.30%	8.70%	13.38%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 155,098,629
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 260,755
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%

C000219999 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund
Class Name	Class C
Trading Symbol	MWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$164	1.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.42%	[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	29.26%	7.88%	12.52%
Class C Shares - Excluding sales charges		30.26%	7.88%	12.52%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 155,098,629
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 260,755
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%

C000220000 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund
Class Name	Class I
Trading Symbol	MWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%	[19]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	31.61%	8.97%	13.66%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 155,098,629
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 260,755
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%

C000219997 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund
Class Name	Class R3
Trading Symbol	MWFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$118	1.02%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.02%	[20]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	30.79%	8.33%	12.99%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 155,098,629
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 260,755
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%

C000221686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MWFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$107	0.92%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%	[21]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	30.94%	8.44%	11.45%
Russell 3000®Index[1]		31.01%	11.91%	14.64%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Equity Allocation Composite Index[4]		29.56%	12.15%	14.38%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	11.48%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 155,098,629
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 260,755
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%

C000221687 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$98	0.89%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%	[22]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	19.83%	5.92%	7.29%
Russell 3000®Index[1]		31.01%	11.91%	14.64%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.20)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	8.52%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	8.44%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 207,107,383
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 366,960
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%

C000220003 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund
Class Name	Class R3
Trading Symbol	MDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$107	0.97%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%	[23]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	19.77%	5.88%	8.23%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 207,107,383
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 366,960
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%

C000220002 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund
Class Name	Class I
Trading Symbol	MDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.37%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%	[24]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	20.49%	6.52%	8.88%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 207,107,383
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 366,960
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%

C000220001 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund
Class Name	Class C
Trading Symbol	MDAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$153	1.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.39%	[25]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	18.27%	5.39%	7.74%
Class C Shares - Excluding sales charges		19.27%	5.39%	7.74%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 207,107,383
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 366,960
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%

C000220005 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund
Class Name	Class A
Trading Symbol	MDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$68	0.62%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%	[26]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	16.65%	5.60%	8.03%
Class A Shares - Excluding sales charges		20.25%	6.25%	8.60%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 207,107,383
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 366,960
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%

C000220007 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund
Class Name	Class A
Trading Symbol	MOEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$72	0.64%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	22.31%	7.23%	10.83%
Class A Shares - Excluding sales charges		26.09%	7.88%	11.41%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 188,523,079
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 327,265
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%

C000220008 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund
Class Name	Class C
Trading Symbol	MOECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$157	1.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.39%	[28]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	24.00%	7.06%	10.56%
Class C Shares - Excluding sales charges		25.00%	7.06%	10.56%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 188,523,079
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 327,265
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%

C000220010 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund
Class Name	Class I
Trading Symbol	MOEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$44	0.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%	[29]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	26.28%	8.14%	11.68%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 188,523,079
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 327,265
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%

C000220011 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund
Class Name	Class R3
Trading Symbol	MOERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$112	0.99%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%	[30]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	25.58%	7.50%	11.02%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 188,523,079
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 327,265
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%

C000221688 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund
Class Name	SIMPLE Class
Trading Symbol	MOEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$101	0.89%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%	[31]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	25.73%	7.60%	9.86%
Russell 3000®Index[1]		31.01%	11.91%	14.64%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.20)%
Growth Allocation Composite Index[5]		24.17%	9.78%	11.44%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	10.71%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 188,523,079
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 327,265
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[18]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[19]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[20]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[21]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[22]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[23]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[24]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[25]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[26]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[27]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[28]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[29]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[30]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[31]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.